Retirement benefit plans (Details Narrative) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Retirement Benefit Plans
Other comprehensive income/loss	kr 18,467	kr 30,281
Contributions due	kr 750